SHARE BASED PAYMENTS - Employee option plan (Details)									12 Months Ended
	Dec. 12, 2018 USD ($) Option $ / shares	Dec. 12, 2018 AUD ($) Option	Feb. 17, 2017 USD ($) Option tranche $ / shares	Feb. 17, 2017 AUD ($) Option tranche	Apr. 01, 2016 USD ($) Option $ / shares	Apr. 01, 2016 AUD ($) Option	Nov. 25, 2015 USD ($) Option $ / shares	Nov. 25, 2015 AUD ($) Option	Jun. 30, 2019 Option employee	Jun. 30, 2018 Option employee	Jun. 30, 2017 Option	Jun. 30, 2016 Option tranche
SHARE BASED PAYMENTS
Options issued | Option									16,000,000
Employee option plan
SHARE BASED PAYMENTS
Options issued | Option	16,000,000	16,000,000							16,000,000	0
Historic volatility and expected volatility	80.00%	80.00%
Option exercise price		$ 0.010
Weighted average exercise price	$ 0.030
Risk-free interest rate	2.02%	2.02%
Expected life of an option	2 years 9 months 18 days	2 years 9 months 18 days
Fair value of options at grant date | $ / shares	$ 0.0051
Number of employees | employee									14
Phenogen Sciences Inc.
SHARE BASED PAYMENTS
Options issued | Option					500,000	500,000
Historic volatility and expected volatility					80.00%	80.00%
Option exercise price						$ 0.039
Weighted average exercise price					$ 0.039
Risk-free interest rate					1.93%	1.93%
Fair value of options at grant date | $ / shares					$ 0.0065
Phenogen Sciences Inc. | Employee option plan
SHARE BASED PAYMENTS
Options issued | Option			1,250,000	1,250,000			1,500,000	1,500,000			1,250,000	2,000,000
Number of tranches | tranche			3	3								3
Historic volatility and expected volatility			60.00%	60.00%			80.00%	80.00%
Option exercise price				$ 0.010				$ 0.058
Weighted average exercise price			$ 0.010	$ 0.010			$ 0.058
Risk-free interest rate			2.19%	2.19%			2.22%	2.22%
Expected life of an option			4 years 6 months	4 years 6 months	4 years 3 months 18 days	4 years 3 months 18 days	4 years 6 months	4 years 6 months
Fair value of options at grant date | $ / shares			$ 0.0050				$ 0.0139
Number of employees | employee									1	1
KMP | Employee option plan
SHARE BASED PAYMENTS
Options issued | Option			21,500,000	21,500,000							21,500,000
Number of tranches | tranche			3	3
Historic volatility and expected volatility			60.00%	60.00%
Option exercise price				$ 0.010
Weighted average exercise price				$ 0.010
Risk-free interest rate			2.19%	2.19%
Expected life of an option			4 years 6 months	4 years 6 months
Fair value of options at grant date | $ / shares			$ 0.0050